UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2005

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  October 4, 2005

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$639,935

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      276  6520.00 SH       SOLE                  6520.00
AFLAC INC                      com              001055102    16562 365608.83SH       SOLE                365608.83
ALBERTO CULVER CO CL B         com              013068101    12103 270460.00SH       SOLE                270460.00
AMER INTL GROUP INC            com              026874107    20394 329155.00SH       SOLE                329155.00
AMGEN INC COM                  com              031162100    15901 199591.00SH       SOLE                199591.00
APOLLO GROUP INC CL            com              037604105    19751 297506.00SH       SOLE                297506.00
AUTOMATIC DATA PROC            com              053015103    25567 594038.00SH       SOLE                594038.00
BERKSHIRE HATHAWAY CL B        com              846702074      336   123.00 SH       SOLE                   123.00
BIOMET INC           COM       com              090613100    18368 529185.00SH       SOLE                529185.00
C H ROBINSON WORLDWIDE         com              12541w100    13611 212240.00SH       SOLE                212240.00
CHOICEPOINT INC                com              170388102    16367 379140.01SH       SOLE                379140.01
CINTAS CORP OHIO               com              172908105    25922 631473.00SH       SOLE                631473.00
CITIGROUP INC                  com              172967101    20163 442941.04SH       SOLE                442941.04
COCA COLA CO                   com              191216100      294  6804.00 SH       SOLE                  6804.00
DANAHER CORP DEL               com              235851102    16617 308690.05SH       SOLE                308690.05
DELL INC                       com              24702r101    12421 363195.00SH       SOLE                363195.00
EXPEDITORS INTL WASH INC       com              302130109    14211 250284.00SH       SOLE                250284.00
EXXON MOBIL CORP               com              30231g102     1240 19515.00 SH       SOLE                 19515.00
FIRST DATA CORPORATION         com              319963104    19324 483106.54SH       SOLE                483106.54
FISERV INC WISC PV 1CT         com              337738108    32015 697947.00SH       SOLE                697947.00
GENERAL ELECTRIC               com              369604103    23799 706831.00SH       SOLE                706831.00
HARLEY DAVIDSON INC WIS        com              412822108     8699 179580.00SH       SOLE                179580.00
IBM CORP                       com              459200101      204  2540.00 SH       SOLE                  2540.00
ILLINOIS TOOL WORKS INC        com              452308109    22911 278286.00SH       SOLE                278286.00
INTEL CORP                     com              458140100      277 11244.00 SH       SOLE                 11244.00
JOHNSON AND JOHNSON            com              478160104    23344 368895.00SH       SOLE                368895.00
MARSHALL & ILSLEY CORP         com              571834100      450 10350.00 SH       SOLE                 10350.00
MCLEODUSA INC ESCROW           com              582266102        0 336203.00SH       SOLE                336203.00
MEDTRONIC INC                  com              585055106    38924 725921.00SH       SOLE                725921.00
MICROSOFT CORP                 com              594918104    18391 714757.00SH       SOLE                714757.00
NORTHERN TRUST CORP            com              665859104    22435 443815.00SH       SOLE                443815.00
OMNICOM GROUP COM              com              681919106    21714 259646.00SH       SOLE                259646.00
PATTERSON COS INC              com              703395103    20421 510133.00SH       SOLE                510133.00
PAYCHEX INC                    com              704326107    29735 801707.00SH       SOLE                801707.00
PEPSICO INC                    com              713448108      206  3630.00 SH       SOLE                  3630.00
PFIZER INC                     com              717081103    22955 919305.00SH       SOLE                919305.00
PROCTER & GAMBLE CO            com              742718109      269  4516.00 SH       SOLE                  4516.00
STERICYCLE INC    COM          com              858912108    15157 265210.00SH       SOLE                265210.00
SYSCO CORPORATION              com              871829107    26227 836069.00SH       SOLE                836069.00
TARGET CORP        COM         com              87612e106    16769 322913.00SH       SOLE                322913.00
TETON ENERGY CORP              com              881628101       73 10000.00 SH       SOLE                 10000.00
WALGREEN CO                    com              931422109    25116 578039.00SH       SOLE                578039.00
WHOLE FOODS MARKET INC         com              966837106      202  1500.00 SH       SOLE                  1500.00
WYETH COM                      com              983024100      213  4600.00 SH       SOLE                  4600.00